12. Employee and Director Benefit Programs (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee And Director Benefit Programs Details 2
Service cost	$ 430	$ 303
Interest cost	89	64
Net periodic cost	$ 519	$ 367
Weighted average discount rate assumption used to determine benefit obligation	5.43%	6.59%